Derivative Instruments and Hedging Activities (Offsetting Derivative Instruments and Credit Risk-Related Features) (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Gross	$ 1,035	$ 1,318
Eligible for Offset, Derivative Instruments	795	1,060
Eigible for Offset, Cash Collateral Received	39	10
Net	201	248
Liabilities
Gross	960	1,217
Eligible for Offset, Derivative Instruments	795	1,060
Eligible for Offset, Cash Collateral Pledged	35	58
Net	130	99
Derivative, Credit Risk Related Contingent Features [Abstract]
Aggregate fair value of derivative instruments in a net liability position	129
Aggregate fair value of collateral posted on these derivative instruments	139
Aggregate fair value of additional collateral requirements, primarily related to further adequate assurance features	$ 16
PPL Energy Supply LLC [Member]
Assets
Gross		1,318	$ 1,188
Eligible for Offset, Derivative Instruments		1,060	912
Eigible for Offset, Cash Collateral Received		10	7
Net		248	269
Liabilities
Gross		1,217	1,070
Eligible for Offset, Derivative Instruments		1,060	912
Eligible for Offset, Cash Collateral Pledged		58	1
Net		$ 99	$ 157